Accounting Policies - Additional Information (Detail) - IFRS 9 [member] £ in Millions	Jan. 01, 2018 GBP (£)
Other Financial assets at fair value through profit or loss, category [member] | FVTPL (Mandatory) [member]
Disclosure of voluntary change in accounting policy [line items]
Loans and receivables	£ 1,071
Available-for-sale financial assets	110
Loans and advances to customers [member] | Amortised cost [member]
Disclosure of voluntary change in accounting policy [line items]
Social housing loans	977
Loans and advances to customers [member] | FVOCI [member]
Disclosure of voluntary change in accounting policy [line items]
Other loans and receivables	180
Trading Assets [member] | FVOCI [member]
Disclosure of voluntary change in accounting policy [line items]
Other loans and receivables	£ 19